                       STREETTRACKS(R) INDEX SHARES FUNDS

                        SUPPLEMENT DATED JANUARY 8, 2007
                    TO THE PROSPECTUS DATED NOVEMBER 8, 2006

     The change in name for each Fund set forth below is effective immediately and all references in the Prospectus to the prior name are hereby revised to reflect the new name:

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PRIOR NAME                           NEW NAME
-----------------------------------------------------------------------
  streetTRACKS(R) Russell/Nomura       SPDR(R) Russell/Nomura PRIME(TM)
  PRIME Japan ETF                      Japan ETF
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  streetTRACKS(R) Russell/Nomura       SPDR(R) Russell/Nomura Small
  Small Cap Japan ETF                Cap(TM) Japan ETF
-----------------------------------------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE